MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES [Text Block]

7. MARKETABLE SECURITIES

As at December 31, 2024, the Company held marketable securities with an aggregate fair value of $1,079,200 (December 31, 2023 - $1,030,880), consisting of 2.5 million common shares of Northisle Copper and Gold Inc. with a fair value of $1,075,000 (December 31, 2023 - $1,025,000) and 168,000 common shares of Granite Creek Copper Ltd. with a fair value of $4,200 (December 31, 2023 - $5,880).  The fair value of the marketable securities is determined by reference to published price quotations in an active market (classified as level 1 in the fair value hierarchy).